Fees Summary	Jul. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,500,000
Previously Paid Amount	0
Total Fee Amount	25,461
Total Offset Amount	0
Net Fee	$ 25,461